Related Party Transactions (Details Narrative) - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Statement [Line Items]
Interest expense	$ 10,000	$ 1,000	$ 11,000	$ 6,000
Chief Financial Officers [Member]
Statement [Line Items]
Amounts paid contract for services			46,066
Salary compensation			62,500
Corporate Legal Counsel [Member]
Statement [Line Items]
Amounts paid contract for services			$ 141,717	$ 242,500
James G. Robinson [Member]
Statement [Line Items]
Short-term loan agreement, Description			The principal amount of the loan is $1,000,000 of which $500,000 was received on April 25, 2023, $250,000 was received on June 5, 2023.
Interest expense			$ 10,989